Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 25,038	$ 11,838
Unrealized gains on investment securities, net of reclassification into income:
Non-credit related unrealized gains on OTTI securities	0	309
Unrealized (losses) gains on non-OTTI securities	(624)	66
Tax impact on unrealized gain (loss)	148	(156)
Reclassification of prior tax effects	(27)	0
Total unrealized (losses) gains on investment securities	(503)	219
Comprehensive income	24,535	12,057
Less: Comprehensive income (loss) attributable to noncontrolling interests	214	(32)
Comprehensive income attributable to the Company	$ 24,321	$ 12,089